Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Future minimum proceeds under non-cancellable operating leases	$ 14,265	$ 14,530
Not later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds under non-cancellable operating leases	4,001	3,357
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Future minimum proceeds under non-cancellable operating leases	8,001	7,686
More Than Five Years [Member]
Statement [Line Items]
Future minimum proceeds under non-cancellable operating leases	$ 2,263	$ 3,487